CASH AND CASH EQUIVALENTS (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Short-term investments	[1]	R$ 6,542,862	R$ 4,289,932
Cash and banks	[2]	148,236	68,344
Total		R$ 6,691,098	R$ 4,358,276	R$ 2,273,834	R$ 6,448,483
Proportion of average remuneration of short-term investments corresponded to CDI		99.66%	101.50%
TelefonicaGlobalTechnologyMember
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Cash and cash equivalents		R$ 18,308	R$ 19,474

[1]	Highly liquid short-term investments basically comprise Bank Deposit Certificates ("CDB") and Repurchase Agreements held by top tier rated financial institutions, indexed to the Interbank Deposit Certificate ("CDI") rate, with original maturities of up to three months, and with immaterial risk of change in value. Income from these investments are recorded as financial income. On December 31, 2024, the average remuneration of these short-term investments corresponded to 99.66% of the CDI (101.50% on December 31, 2023).
[2]	On December 31, 2024 and 2023, the Consolidated balances included R$18,308 and R$19,474, respectively, related to the Financial Clearing House, with a Telefónica Group member company (Note 29).